UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road

Albany, New York 12205

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

26 Vly Road

Alabany, New York 12205

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

AMERICAN EAGLE OUTFITTERS INC.

Ticker Symbol:AEO	Cusip Number:02553E106
Record Date: 4/20/2009	Meeting Date: 6/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-c	Elect three directors	For	Issuer	For	With
2	Amend stock incentive plan	For	Issuer	For	With
3	Ratify Ernst & Young as independant auditor	For	Issuer	For	With

ASSURED GUARANTY LTD

Ticker Symbol:AGO	Cusip Number:G0585R106
Record Date: 3/17/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four class II directors	For	Issuer	For	With
2	Amend Long term incentive plan	For	Issuer	For	With
3	Amend employee stock purchase plan	For	Issuer	For	With
4	Ratify PricewaterhouseCoppers LLP as auditor	For	Issuer	For	With
5	Direct the company to vote for directors and ratify auditors of Assured Guaranty Re Ltd (subsidiary)	For	Issuer	For	With
6	Transact other such business if any lawfully brough before the meeting.	For	Issuer	For	With

ASSURED GUARANTY LTD

Ticker Symbol:AGO	Cusip Number:G0585R106
Record Date: 2/6/2009	Meeting Date: 3/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special meeting to approve issuance of additional shares to acquire Dexia Holdings Inc.	For	Issuer	For	With
2	Approval of share issuance to WLR recovery fund.	For	Issuer	For	With

AVID TECHNOLOGY, INC.

Ticker Symbol:AVID	Cusip Number:05367P100
Record Date: 4/2/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors	For	Issuer	For	With
2	Ratfy the selection of Erst & Young LLP as auditor	For	Issuer	For	With

AXT, INC

Ticker Symbol:AXTI	Cusip Number:00246W103
Record Date: 4/2/2009	Meeting Date: 5/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 1 directors	Against	Issuer	For	Against
2	Ratify the appointment of Burr,Pilger & Mayer LLP	Against	Issuer	For	Against

BGC PARTNERS, INC.

Ticker Symbol:BGCP	Cusip Number:05541T101
Record Date: 10/27/2008	Meeting Date: 12/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect five directors. Lutnick,Dalton,Koshland,Sloane,Weis	For	Issuer	For	With

CALPINE CORPORATION

Ticker Symbol:CPN	Cusip Number:131347304
Record Date: 3/12/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Amend and Restate Bylaws	For	Issuer	For	With
3	Ratify Pricewaterhousecoopers LLP	For	Issuer	For	With

CARDIAC SCIENCE CORPORATION

Ticker Symbol:CSCX	Cusip Number:14141A108
Record Date: 3/30/2009	Meeting Date: 6/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With

COEUR D'ALENE MINES CORPORATION

Ticker Symbol:CDE	Cusip Number:192108108
Record Date: 3/19/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Approve amendment to articles of incorporation reducing par value of common stock to $0.01 per share in connection with a propose reverse stock split.	For	Issuer	For	With
3	Authorize a 1 for 10 reverse stock split.	For	Issuer	For	With
4	Approve cxhange in authorized shares in connection with the reverse stock split.	For	Issuer	For	With
5	Ratify the appointment of KPMG LLP as Auditor.	For	Issuer	For	With

CONSECO INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 3/16/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors.	For	Issuer	For	With
2	Approve shareholder rights plan.	For	Issuer	For	With
3	Approve long-term incentive plan.	For	Issuer	For	With
4	Ratify PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

CROWN HOLDINGS, INC

Ticker Symbol:CCK	Cusip Number:228368106
Record Date: 3/10/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 10 directors	For	Issuer	For	With
2	Ratify the appoinment of PricewaterhouseCoopers LLP as auditor	For	Issuer	For	With

CYBEX INTERNATIONAL INC.

Ticker Symbol:CYBX	Cusip Number:23252E106
Record Date: 3/18/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors	Against	Issuer	For	With
2	Approve such other business that may properly come before the meeting.	Abstained	Issuer	For	With

DDI CORP

Ticker Symbol:DDIC	Cusip Number:233162502
Record Date: 3/31/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With

DIEBOLD, INCORPORATED

Ticker Symbol:DBD	Cusip Number:253651103
Record Date: 2/27/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 9 directors	For	Issuer	For	With
2	Ratify the appoinment of KPMG LLP as auditor	For	Issuer	For	With
3	Approve amended and restated performance incentive plan	For	Issuer	For	With

DREAMWORKS ANIMATION SKG

Ticker Symbol:DWA	Cusip Number:26153C103
Record Date: 4/20/2009	Meeting Date: 6/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect ten directors	For	Issuer	For	With
2	Approve amended incentive compensation plan	For	Issuer	For	With
3	Ratify the appointment of Ernst & Young LLP	For	Issuer	For	With

DYNEGY, INC.

Ticker Symbol:DYN	Cusip Number:26817G102
Record Date: 3/24/2009	Meeting Date: 5/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eight directors	For	Issuer	For	With
2	Ratify appointment of Ernst & Young LLP	For	Issuer	For	With
3	Stockholder proposal regarding greenhouse gas emissions.	Against	Stockholder	Against	With

GENWORTH FINANCIAL INC.

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 3/20/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-I	Elect 9 directors	For	Issuer	For	With
2	Approval of Incentive plan amendment	For	Issuer	For	With
3	Ratify KPMG LLP as Audit firm.	For	Issuer	For	With

HOOPER HOLMES

Ticker Symbol:HH	Cusip Number:439104100
Record Date: 3/31/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors	For	Issuer	For	With
2	Ratify KPMG LLP as independent auditor	For	Issuer	For	With

I2 TECHNOLOGIES, INC.

Ticker Symbol:ITWO	Cusip Number:465754208
Record Date: 4/2/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 1 director	For	Issuer	For	With
2	Ratify appointment of Grant Thornton LLP	For	Issuer	For	With

I2 TECHNOLOGIES, INC.

Ticker Symbol:ITWO	Cusip Number:465754208
Record Date: 10/3/2008	Meeting Date: 11/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve a merger agreement with JDA Software	For	Issuer	For	With
2	Permit meeting adjournment if necessary to satistfy the conditions of the merger.	For	Issuer	For	With
3	Grant the board authority to consider other such matters that may properly come before the meeting.	For	Issuer	For	With

INGLES MARKETS INCORPORATED

Ticker Symbol:IMKTA	Cusip Number:457030104
Record Date: 12/22/2008	Meeting Date: 2/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reelect two directors	Against	Issuer	For	With
2	Stockholder proposal concerning severance agreements.	For	Issuer	Against	Against
3	Shareholder proposal concerning animal welfare progress report.	Against	Issuer	Against	With

IPASS INC.

Ticker Symbol:IPAS	Cusip Number:46261V108
Record Date: 4/29/2009	Meeting Date: 6/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify KPMG LLP as auditor	For	Issuer	For	With
3	Approve board declassification	For	Issuer	For	With

IXIA

Ticker Symbol:XXIA	Cusip Number:45071R109
Record Date: 4/3/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect five directors.	For	Issuer	For	With
2	Approve amendment to equity incentive plan.	For	Issuer	For	With
3	Ratify the appoinment of Independant accounting firm.	For	Issuer	For	With

JOURNAL COMMUNICATIONS

Ticker Symbol:JRN	Cusip Number:481130102
Record Date: 2/26/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify the appointment of Pricewaterhouse Coopers LLP as auditor.	For	Issuer	For	With

KNIGHT CAPITAL GROUP, INC.

Ticker Symbol:NITE	Cusip Number:499005106
Record Date: 4/1/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-h	Elect 8 directors	For	Issuer	For	With
2	Approve executive incentive plan.	For	Issuer	For	With
3	Ratify the appoinment of Pricewaterhousecoopers LLP	For	Issuer	For	With

LAWSON SOFTWARE INC.

Ticker Symbol:LWSN	Cusip Number:52078P102
Record Date: 8/18/2008	Meeting Date: 10/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Ratify Pricewaterhousecoopers as auditor for FY 2009	For	Issuer	For	With

LINCARE HOLDINGS INC.

Ticker Symbol:LNCR	Cusip Number:532791100
Record Date: 3/16/2009	Meeting Date: 5/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect five directors	For	Issuer	For	With
2	Approve 2009 emploee stock purchase plan	For	Issuer	For	With
3	Ratify KPMG LLP as auditor	For	Issuer	For	With
4	Conduct other business as may properly come before the annual meeting.	For	Issuer	For	With

MONTPEILIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eight directors.	For	Issuer	For	With
2	Appoint Pricewaterhousecoopers as auditor.	For	Issuer	For	With

MYR GROUP INC

Ticker Symbol:MYRG	Cusip Number:55405W104
Record Date: 3/20/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With

NEWELL RUBBERMAID INC.

Ticker Symbol:NWL	Cusip Number:651229106
Record Date: 3/13/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-d	Elect 4 directors	For	Issuer	For	With
2	Ratify appointment of Ernst & Young LLP	For	Issuer	For	With

NMS COMMUNICATIONS CORPORATION

Ticker Symbol:NMS	Cusip Number:629248105
Record Date: 10/9/2008	Meeting Date: 11/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve sale of assets	For	Issuer	For	With
2	Approve change of compnay name.	For	Issuer	For	With
3	Approve reverse stock split.	For	Issuer	For	With
4	Approve meeting adjournment if necessary.	For	Issuer	For	With

OWENS ILLINOIS INC.

Ticker Symbol:OI	Cusip Number:690768403
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors	For	Issuer	For	With
2	Ratify selection of Ernst & Young LLP as auditor	For	Issuer	For	With
3	Increase maximun directors from 11 to 12	For	Issuer	For	With
4	Amend incentive comp plan	For	Issuer	For	With

PEPSIAMERICAS, INC

Ticker Symbol:PAS	Cusip Number:71343P200
Record Date: 3/10/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-J	Elect 10 Directors proposed by Management.	For	Issuer	For	With
2	Approve long term incentive plan.	For	Issuer	For	With
3	Ratify appoinment of Independent Auditors.	For	Issuer	For	With

PEROT SYSTEMS CORPORATION

Ticker Symbol:PER	Cusip Number:714265105
Record Date: 3/16/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 12 directors	For	Issuer	For	With
2	Ratfy appointment of Pricewaterhousecoopers LLP	For	Issuer	For	With

PMA CAPITAL CORP

Ticker Symbol:PMACA	Cusip Number:693419202
Record Date: 3/11/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors.	For	Issuer	For	With
2	Ratify the appoinment of Beard Miller Co LLP as auditor.	For	Issuer	For	With

POST PROPERTIES INC.

Ticker Symbol:PPS	Cusip Number:737464107
Record Date: 4/15/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect entire board of directors	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as auditor	For	Issuer	For	With
3	Conduct other such business that may properly come before the meeting.	For	Issuer	For	With

PZENA INVESTMENT MANAGEMENT INC.

Ticker Symbol:PZN	Cusip Number:74731Q103
Record Date: 4/15/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect five directors	For	Issuer	For	With
2	Ratify Ernst & Young LLP as Auditor	For	Issuer	For	With
3	Approve amendment to equity incentive plan	For	Issuer	For	With

RRI ENERGY, INC.

Ticker Symbol:RRI	Cusip Number:74971X107
Record Date: 5/13/2009	Meeting Date: 6/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1e	Elect 5 directors	For	Issuer	For	With
2	Ratify the selection of KPMG LLP as independant auditor.	For	Issuer	For	With

SANMINA-SCI CORP.

Ticker Symbol:SANM	Cusip Number:800907107
Record Date: 12/4/2008	Meeting Date: 1/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-i	Elect nine directors	For	Issuer	For	With
2	Ratify the appointment of KPMG as auditor	For	Issuer	For	With
3	Approve incentive compensation plan	For	Issuer	For	With

SANMINA-SCI CORP.

Ticker Symbol:SANM	Cusip Number:800907107
Record Date: 8/8/2008	Meeting Date: 9/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve reverse stock split	For	Issuer	For	With

SELECTIVE INSURANCE GROUP, INC

Ticker Symbol:SIGI	Cusip Number:816300107
Record Date: 3/9/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors	For	Issuer	For	With
2	Approve stock purchase plan amendment.	For	Issuer	For	With
3	Ratify appointment of KPMG LLP as auditors	For	Issuer	For	With
4	Stockholder proposal regarding board declassification	For	Stockholder	For	With

SINCLAIR BROADCAST GROUP, INC.

Ticker Symbol:SBGI	Cusip Number:829226109
Record Date: 3/4/2009	Meeting Date: 6/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect the slate of directors proposed by management	Against	Issuer	For	Against
2	Ratify Pricewaterhousecoopers as auditor.	For	Issuer	For	With

SOUTHWEST AIRLINES CO

Ticker Symbol:LUV	Cusip Number:844741108
Record Date: 3/24/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Approve amended and restated employee stock purchase plan	For	Issuer	For	With
3	Ratify the selection of Ernst & Young LLP as auditor	For	Issuer	For	With
4	Shareholder proposal for reincorporation in a shareholder freindly state (North Dakota)	Against	Issuer	For	With
5	Shareholder proposal concerning healthcare reform.	Against	Issuer	For	With

THE COOPER COMPANIES, INC.

Ticker Symbol:COO	Cusip Number:216648402
Record Date: 2/3/2009	Meeting Date: 3/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Approve restated long term incentive plan	For	Issuer	For	With
3	Approve restated long term incentive plan for directors	For	Issuer	For	With
4	Ratify the appoinment of KPMG LLP	For	Issuer	For	With

THE PHOENIX COMPANIES INC.

Ticker Symbol:PNX	Cusip Number:71902E109
Record Date: 3/4/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors.	For	Issuer	For	With
2	Ratify the appointment of Pricewaterhousecoopers LLP as Auditor.	For	Issuer	For	With
3	Approve long term incentive performance plan.	For	Issuer	For	With
4	Grant the board authority to effect a reverse stock split.	For	Issuer	For	With

TIER TECHNOLOGIES INC.

Ticker Symbol:TIER	Cusip Number:8865OQ100
Record Date: 2/24/2009	Meeting Date: 3/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect seven directors	For	Issuer	For	With
2	Ratify McGladrey & Pullen LLP as auditor	For	Issuer	For	With
3	Shareholder rights proposal	For	Stockholder	Against	Against
4	Special meeting proposal	Against	Issuer	Against	With

TOOTSIE ROLL INDUSTRIES INC

Ticker Symbol:TR	Cusip Number:890516107
Record Date: 5/4/2009	Meeting Date: 3/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors	Against	Issuer	For	Against
2	Ratify the appoinment of Pricewaterhousecoopers LLC	For	Issuer	For	With

UNISOURCE ENERGY CORPORATION

Ticker Symbol:UNS	Cusip Number:909205106
Record Date: 3/16/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 14 directors	For	Issuer	For	With
2	Ratify the selection of Price Waterhousecoopers as Independant auditor.	For	Issuer	For	With

VASCULAR SOLUTIONS INC

Ticker Symbol:VASC	Cusip Number:92231M109
Record Date: 2/23/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify selection of Virchow Krause & Co as auditor	For	Issuer	For	With

VIRTUS INVESTMENT PARTNERS INC.

Ticker Symbol:VRTS	Cusip Number:92828Q109
Record Date: 3/23/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Ratify the appointment of Pricewaterhousecoopers LLP	For	Issuer	For	With

WARNER MUSIC GROUP CORP

Ticker Symbol:WMG	Cusip Number:934550104
Record Date: 1/9/2009	Meeting Date: 2/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect tweleve directors	Against	Issuer	For	Against
2	Ratify the appointment of Ernst & Young LLP	For	Issuer	For	With

WD-40 COMPANY

Ticker Symbol:WDFC	Cusip Number:929236107
Record Date: 10/17/2008	Meeting Date: 12/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eight directors	For	Issuer	For	With
2	Approve bylaw change to reduce the minimum number of directors from nine to seven	For	Issuer	For	With
3	Approve company performance incentive plan	For	Issuer	For	With
4	Ratify the appointment of Pricewaterhousecoopers LLP	For	Issuer	For	With

WESTWOOD ONE

Ticker Symbol:WON	Cusip Number:961815107
Record Date: 8/8/2008	Meeting Date: 9/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Ratify the appointment of Pricewaterhousecoopers LLP	For	Issuer	For	With

YOUBET.COM INC

Ticker Symbol:UBET	Cusip Number:987413101
Record Date: 4/24/2009	Meeting Date: 6/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eight directors	For	Issuer	For	With
2	Admend certifate of incorporation to restrict certain tranfers of the compnay's common stock.	Against	Issuer	For	Against
3	Adopt a shareholder rights plan.	Against	Issuer	For	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President and Chief Compliance Officer

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 24, 2009

*Print the name and title of each signing officer under his or her signature.